Reserves (Details)																					12 Months Ended
	Jun. 30, 2025 Options	Mar. 14, 2025 Options	Jan. 30, 2025 Options	Jan. 22, 2025 Options	Dec. 30, 2024 Options $ / shares	Aug. 31, 2024 Options	Aug. 01, 2024 Options	Jun. 27, 2024 Options $ / shares	May 21, 2024 Options	Apr. 22, 2024 Options	Apr. 15, 2024 Options $ / shares	Feb. 02, 2024 Options $ / shares	Jan. 08, 2024 Options $ / shares	Dec. 21, 2023 Options $ / shares	Sep. 11, 2023 Options	Apr. 03, 2023 Options	Jan. 31, 2023 Options	Dec. 14, 2022 Options	Jan. 04, 2022 Options	Dec. 08, 2021 $ / shares	Jun. 30, 2025 shares	Jul. 01, 2025 Options	Apr. 23, 2025 Options	Jun. 27, 2024 Options $ / shares	Apr. 23, 2023 Options $ / shares
Reserves [Line Items]
Option shares					170,000,000			62,500,000					457,142,830	8,000,000									1,222,300,911	62,500,000
Fair value per option (in Dollars per share) | $ / shares											$ 0.01	$ 0.007	$ 0.01	$ 0.005											$ 0.028
Options expired						1,935,759,704	12,000,000											12,450,000
Options forfeited	4,650,000														500,000
Exercisable per share | $ / shares					$ 0.01								$ 0.01							$ 0.028
Expired term					Dec. 30, 2027			Mar. 13, 2029					Aug. 31, 2026							Feb. 26, 2027
Options exercised		161	6,333,333	95,238						7,097,419
Reserve of ordinary shares (in Shares) | shares																					600
Options for Fully Paid Ordinary Shares/Warrants [Member]
Reserves [Line Items]
Option shares								26,500,000					1,371,428,567											26,500,000
Fair value per option (in Dollars per share) | $ / shares												0.002	$ 0.007
Options expired																	700,000
Exercisable per share | $ / shares								$ 0.004
Expired term													Aug. 31, 2024
Short Free Attaching Options [Member]
Reserves [Line Items]
Option shares											285,087,725
2004 ASX Plan [Member]
Reserves [Line Items]
Fair value per option (in Dollars per share) | $ / shares								$ 0.0037
Expired term														Dec. 19, 2026
2004 ASX Plan [Member] | Subsequent Event [Member]
Reserves [Line Items]
Option shares																						15,000,000
Ads Plan 2018 [Member]
Reserves [Line Items]
Option shares								120,000,000																120,000,000
Exercisable per share | (per share)								$ 0.0046																$ 0.0031
Employee [Member]
Reserves [Line Items]
Exercisable per share | (per share)								0.0044																$ 0.003
Employee [Member] | Options for Fully Paid Ordinary Shares/Warrants [Member]
Reserves [Line Items]
Options forfeited									5,000,000							1,500,000
Directors [Member]
Reserves [Line Items]
Fair value per option (in Dollars per share) | $ / shares								0.004
Exercisable per share | $ / shares														$ 0.0105
Consultant [Member]
Reserves [Line Items]
Exercisable per share | $ / shares													$ 0.007
Chief Executive Office [Memebr]
Reserves [Line Items]
Fair value per option (in Dollars per share) | $ / shares								$ 0.0037
Exercisable per share | $ / shares												$ 0.002
Non-Executive Directors [Member]
Reserves [Line Items]
Options forfeited																			14,000,000
Free Attaching Option [Member]
Reserves [Line Items]
Option shares											285,087,715	571,428,556	1,371,418,567												1,222,300,911
Free Attaching Option [Member] | August 31 2026 [Member]
Reserves [Line Items]
Option shares												190,476,123	457,142,830
Long Dated Options [Member]
Reserves [Line Items]
Option shares												190,476,123
Short Dated Options [Member]
Reserves [Line Items]
Option shares												571,428,556
Exercisable per share | $ / shares												$ 0.007
Expired term												Aug. 31, 2024
Short Free Attaching Options [Member]
Reserves [Line Items]
Exercisable per share | $ / shares											$ 0.01
Expired term											Aug. 31, 2024
Share Options [Member]
Reserves [Line Items]
Expired term												Aug. 31, 2026